8. Share-based payments (Details 4) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Vested – September 30, 2017	(720,000)
Nonvested – September 30, 2017	1,880,000
Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants issued	2,600,000	2,600,000
Vested – September 30, 2017		240,000
Nonvested – September 30, 2017		2,000,000	2,240,000
Vesting Condition One [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Category	Performance	Performance
Common stock warrants issued	350,000
Vesting Condition Two [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Category	Performance	Performance
Common stock warrants issued	1,530,000	1,530,000
Vesting Condition Three [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Category	Service	Service
Common stock warrants issued	720,000	720,000